Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Assets	$ 7,460,931	$ 5,103,769
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	2,289,083	2,779,596
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	5,112,493	2,301,047
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	$ 59,355	$ 23,126